Related-Party Transactions (Details) (Successor [Member], Receivables [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Successor [Member] | Receivables [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 6.1	$ 6.8